Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net Book Value [Abstract]
Beginning balance	$ 236,679
Ending balance	241,402
Vessel Acquisitions [Abstract]
Payments for vessel improvements	510	$ 1,199
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	254,296
Vessels' improvements transferred from other non-current assets	450
Vessels' improvements	510
Ending balance	255,256
Accumulated Depreciation [Abstract]
Beginning balance	(17,689)
Depreciation	(7,133)
Ending balance	(24,822)
Net Book Value [Abstract]
Beginning balance	236,607
Vessels' improvements transferred from other non-current assets	450
Vessels' improvements	510
Depreciation	(7,133)
Ending balance	230,434
Continuing Operations [Member] | P. Kikuma [Member]
Vessel Acquisitions [Abstract]
Payments for vessel improvements	$ 510